Income Taxes (Details Narrative) (10-K) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Provision for income taxes
Income tax rate				0.00%
Corporate tax rate	21.00%
Income tax reconciliation description	The United States enacted the Tax Cuts and Jobs Act (the “Act”) resulting in significant modifications to existing law including lowering the corporate tax rate from 34% to 21%.
Valuation allowance of deferred tax assets				$ 502,150	$ 210,821
Increase in the valuation allowance				$ 291,329
United States [Member]
Income tax rate				34.00%	34.00%
Hong Kong [Member]
Income tax rate				16.50%	16.50%
Japan [Member]
Income tax rate				30.00%	30.00%
Switzerland [Member]
Income tax rate				20.00%	20.00%
U.S [Member]
Net operating loss carry-forwards				$ 2,480,000
Carryforwards expire				Dec. 31, 2024
Foreign [Member]
Net operating loss carry-forwards				$ 502,000
Carryforwards expire				Dec. 31, 2024